Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
General and administrative expenses		$ 4,848	$ 13,350
Selling and marketing expenses		2,719	228
Research and development expenses, net		1,689	1,172
Listing expenses			16,802
Operating loss		(9,256)	(31,552)
Finance income		1,602	1,143
Finance expenses		3,232	2,496
Share of net loss of associated companies			104
Loss before income tax		(10,886)	(33,009)
Income tax
Loss after income tax for the period attributable to shareholders		(10,886)	(33,009)
Items that will not be reclassified to profit or loss:
Adjustments arising from translating financial statements from functional currency to presentation currency		(117)	(400)
Items that will or may be reclassified to profit or loss:
Exchange losses arising on translation of foreign operations		209	235
Total other comprehensive loss		92	(165)
Total comprehensive loss		(10,794)	(33,174)
Net loss attributable to:
Equity holders of the Company		(10,693)
Non- controlling interest		$ (193)
Basic loss per share attributable to shareholders	[1]	$ (0.005)	$ (0.001)
Diluted loss per share attributable to shareholders	[1]	$ (0.005)	$ (0.001)

[1]	After giving effect to the reverse stock split on July 11, 2024 (see also Note 1.E)